Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc. | Class A
Risk/Return:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc. | Class B
Risk/Return:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc. | Class L
Risk/Return:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc. | Class I
Risk/Return:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc. | Class W
Risk/Return:
Trading Symbol	EUGWX